Subsequent Events (Details) - IPO [Member] - Common Class A [Member] - Subsequent Event [Member] $ / shares in Units, $ in Millions	Jul. 22, 2025 USD ($) $ / shares shares
Subsequent Events [Line Items]
Ordinary shares, shares issued | shares	1,450,000
Offering price per share | $ / shares	$ 4
Gross proceeds | $	$ 5.8